Submission	Oct. 31, 2024
Submission [Line Items]
Central Index Key	0000899751
Registrant Name	TITAN INTERNATIONAL INC
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES